BONDS PAYABLE AND ACCRUED INTEREST (Details)		12 Months Ended
	Jul. 17, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Bonds Payable And Accrued Interest [Line Items]
Debt Instrument, Term		1 year	1 year	1 year	1 year
Debt, face amount	¥ 300,000,000				¥ 300,000,000
Interest rate	7.37%
Interest Expense, Medium-term Notes		¥ 0		¥ 0	11,792,000
Debt Related Commitment Fees and Debt Issuance Costs		¥ 0	$ 0	¥ 0	¥ 18,646,101
Medium-term Notes [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt Instrument, Term	3 years
Debt maturity date	Jul. 17, 2020
Debt Related Commitment Fees and Debt Issuance Costs	¥ 2,100,000
Debt issuance costs, amortization period	2 years